CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY $ in Thousands	Share capital USD ($) Options shares	Other reserves USD ($)	Deficit USD ($)	USD ($) Options
Balance at the beginning of the year at Dec. 31, 2018	$ 1,140,890	$ (127,508)	$ (110,256)	$ 903,126
Balance at the beginning of the year (in shares) at Dec. 31, 2018 | shares	184,163,091
Shares issued upon exercise of options	$ 11,677	(4,043)		$ 7,634
Exercised (in options) | Options	1,209,709			(1,209,709)
Value assigned to options vested		2,625		$ 2,625
Earnings (Loss) for the year			40,917	40,917
Balance at the end of the year at Dec. 31, 2019	$ 1,152,567	(128,926)	(69,339)	954,302
Balance at the end of the year (in shares) at Dec. 31, 2019 | shares	185,372,800
Shares issued upon exercise of options	$ 19,670	(6,418)		$ 13,252
Exercised (in options) | Options	2,031,747			(2,031,747)
Value assigned to options vested		277		$ 277
Shares issued upon settlement of restricted share units	$ 308			308
Shares issued upon settlement of restricted share units (in shares) | shares	28,025
Earnings (Loss) for the year			(38,438)	(38,438)
Balance at the end of the year at Dec. 31, 2020	$ 1,172,545	$ (135,067)	$ (107,777)	$ 929,701
Balance at the end of the year (in shares) at Dec. 31, 2020 | shares	187,432,572